INCOME TAXES - Schedule of Net Income (Loss) Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Net income (loss) before income taxes from continuing operations	$ 4,757,327	$ 2,942,057	$ (18,170,235)
Cayman Islands
INCOME TAXES
Net income (loss) before income taxes from continuing operations	3,832,955	4,032,849	(15,847,036)
Hong Kong
INCOME TAXES
Net income (loss) before income taxes from continuing operations	$ 924,372	$ (1,090,792)	$ (2,323,199)